Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
2.1 Accounting policies
The Company accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred.
In the acquisition of a business, Management assesses the assets acquired and liabilities assumed in order to classify and allocate them according to the contractual terms, economic circumstances and relevant conditions at the acquisition date. Goodwill is initially measured as the excess of the consideration transferred over the fair value of the net assets acquired (identifiable assets and liabilities assumed, net). After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to each of the cash-generating units that are expected to benefit from the acquisition.
2.2 Acquisition of Azul Conecta
On May 14, 2020, the Company completed the acquisition of all the shares of Azul Conecta, previously called Two Táxi Aéreo Ltda. The transaction was approved without restrictions by the Brazilian Antitrust Authority (“CADE”) on March 27, 2020. On April 30, 2020, through a power of attorney, the Company assumed control of Azul Conecta, therefore, the transfer of control occurred before the closing date mentioned above, in accordance with IFRS-3 – Business Combinations.
At this time, Azul Conecta offered regular passenger and cargo services to 39 destinations in Brazil, of which only seven were served by Azul. The acquired company also had 14 daily departure and arrival times on the auxiliary runway at Congonhas airport, the country’s main domestic terminal. Its fleet consisted of 17 own aircraft, model Cessna Caravan, a single-engine regional turboprop with a capacity for nine passengers.
The total nominal amount of the transaction was R$123,000. Payment is being made in up to 30 monthly installments, ranging from R$3,000 to R$10,000, subject to certain contractual and market conditions, and a final payment of up to R$30 million, which will be kept deposited in a bank account as a guarantee in favor of the Company for a specified period.
The Company completed the purchase price allocation report and such acquisition generated goodwill of R$147,915 allocated in line item “Goodwill”.
The goodwill recognized is not deductible for income tax purposes.
The identifiable assets acquired and assumed liabilities that were recognized at the acquisition date and the related fair value are shown below:

Description	Fair value of assets and liabilities

Assets
Cash and cash equivalents	3,971
Accounts receivable	3,637
Inventories	1,624
Taxes recoverable	1,399
Other assets	458
Property and equipment(a)	74,205
Intangible assets(b)	44,351
129,645

Liabilities
Loans and financing	(16,540)
Accounts payable	(5,764)
Salaries, accruals and payroll charges	(2,707)
Taxes payable	(824)
Provision for tax, civil and labor risks(c)	(136,507)
Other liabilities	(650)
(162,992)
Net assets acquired	(33,347)
Consideration at present value	114,568
Goodwill	147,915

Cash flows
Net cash acquired with subsidiary	3,971
Payment	(62,684)
Net cash flow from acquisition	(58,713)

(a)	The Company carried out the fair value measurement of property and equipment based on conditions at the acquisition date. Fair value recognized in this line item amounts to R$56,820.
(b)
The Company recognized the value from possible contingencies of the Congonhas airport slots as intangible asset. These rights were assessed based on an analysis of the discounted cash flow prepared by independent experts. The amount attributed to these items was R$44,351.

(c)
The Company recognized the fair value of R$135,320 related to provision for tax, civil and labor risks, that is, existing and not recognized in the acquiree’s statement of financial position at the acquisition date.